Hybrid Bonds (Tables)	12 Months Ended
Dec. 31, 2021
Hybrid Bonds [Abstract]
Hybrid Bonds
Hybrid bonds classified as equity (non-controlling interest) as of December 31, 2020 and 2021 are as follows:

Issuer	Hybrid bond	Issued date	Maturity	Yield (%)		2020	2021

	In millions of won
Korea South-East Power Co., Ltd.	1st hybrid bond	2012.12.07	2042.12.06	4.38	￦	170,000	170,000
Korea South-East Power Co., Ltd.	2nd hybrid bond	2012.12.07	2042.12.06	4.44		230,000	230,000
Expense of issuance						(1,090)	(1,090)

					￦	398,910	398,910